FINANCIAL INSTRUMENTS AND RISK MANAGEMENT - Outstanding cash flow hedge positions (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
US Dollars to Canadian Dollars | Derivative hedging instruments
Disclosure of detailed information about financial instruments [line items]
Nominal amount (in CAD)	$ 394,482	$ 233,244
Assets		1,024
Liabilities	7,160
Changes in fair value used for calculating hedge ineffectiveness	7,160	1,024
Changes in fair value used for calculating hedge ineffectiveness	7,160	1,024
For continued hedges	7,160	1,024
For discontinued hedges	0	0
US Dollars to Canadian Dollars | Cross-currency interest rate swap
Disclosure of detailed information about financial instruments [line items]
Nominal amount (in CAD)	251,790	237,038
Assets	3,939	17,204
Changes in fair value used for calculating hedge ineffectiveness	(13,265)	1,017
Changes in fair value used for calculating hedge ineffectiveness	(13,265)	1,017
For continued hedges	3,939	17,204
For discontinued hedges	0	0
Euros to Canadian Dollars | Derivative hedging instruments
Disclosure of detailed information about financial instruments [line items]
Nominal amount (in CAD)	159,280	98,103
Assets		1,559
Liabilities	4,888
Changes in fair value used for calculating hedge ineffectiveness	4,888	1,559
Changes in fair value used for calculating hedge ineffectiveness	4,888	1,559
For continued hedges	4,888	1,559
For discontinued hedges	0	0
US Dollars to Euros | Derivative hedging instruments
Disclosure of detailed information about financial instruments [line items]
Nominal amount (in CAD)	8,734	18,648
Assets	29
Liabilities		204
Changes in fair value used for calculating hedge ineffectiveness	29	204
Changes in fair value used for calculating hedge ineffectiveness	29	204
For continued hedges	29	204
For discontinued hedges	0	0
Euros to US Dollars | Derivative hedging instruments
Disclosure of detailed information about financial instruments [line items]
Nominal amount (in CAD)	20,590	10,763
Liabilities	242	26
Changes in fair value used for calculating hedge ineffectiveness	242	26
Changes in fair value used for calculating hedge ineffectiveness	242	26
For continued hedges	242	26
For discontinued hedges	0	0
Canadian Dollars to Euros | Cross-currency interest rate swap
Disclosure of detailed information about financial instruments [line items]
Nominal amount (in CAD)	257,284	235,477
Liabilities	10,131	14,101
Changes in fair value used for calculating hedge ineffectiveness	3,970	(3,383)
Changes in fair value used for calculating hedge ineffectiveness	3,970	(3,383)
For continued hedges	10,131	14,101
For discontinued hedges	0	0
Variable Rate to Fixed Rate | Interest rate swap instrument
Disclosure of detailed information about financial instruments [line items]
Nominal amount (in CAD)	300,000	406,350
Assets		1,198
Liabilities	6,534
Changes in fair value used for calculating hedge ineffectiveness	(7,732)	732
Changes in fair value used for calculating hedge ineffectiveness	(7,732)	732
For continued hedges	6,534	1,198
For discontinued hedges	0	0
Euros to Czech Koruna | Derivative hedging instruments
Disclosure of detailed information about financial instruments [line items]
Nominal amount (in CAD)	622	2,740
Assets	6
Liabilities		63
Changes in fair value used for calculating hedge ineffectiveness	6	63
Changes in fair value used for calculating hedge ineffectiveness	6	63
For continued hedges	6	63
For discontinued hedges	$ 0	$ 0